Equity-Accounted Joint Ventures - Excalibur and Excelsior Joint Ventures - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2018
Schedule of Equity Method Investments [Line Items]
Proceeds from sales of vessels (note 19)	$ 0	$ 11,515	$ 28,518
Ownership percentage (in percentage)	100.00%
Proceeds from sale of equity-accounted joint venture	$ 0	0	54,438
Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Guarantor obligations, maximum exposure, undiscounted	15,900
Carrying value of guarantee liability	100	100
Difference between carrying amount and book value	$ 12,000	$ 12,500
Ownership percentage (in percentage)	50.00%
Gain on sale of joint venture			5,600
Excalibur Joint Venture | Exmar NV [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Excelsior Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)				50.00%
Proceeds from sale of equity-accounted joint venture			$ 54,000
Excelsior Joint Venture [Member] | Exmar NV [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)				50.00%